Annual Fund Operating Expenses - Class A - Thrivent High Yield Fund - Class A	Feb. 28, 2021
Operating Expenses:
Management Fees	0.38%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.80%